General information (Tables)	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
Schedule of Breakdown of Net Cash Proceeds from Business Combination
The following table shows a breakdown of the net cash proceeds in 2021 from the Business Combination:

(€ thousands)
Proceeds from issuance of Ordinary Shares upon Business Combination	310,739
Proceeds from issuance of Ordinary Shares to PIPE Investors	331,385
Purchase of own shares from Monterubello	(455,000)
Payments of transaction costs related to the Business Combination	(48,475)
Net cash proceeds from the Business Combination	138,649